Information by business segment and geographic area	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Information by business segment and geographic area

4. Information by business segment and geographic area

The Company’s adjusted EBITDA is defined as operating income or loss, including the EBITDA from interests in associates and joint ventures; and excluding (i) depreciation, depletion, and amortization; and (ii) impairment and gains (losses) on disposal of non-current assets, net and other.

Segment	Main activities
Iron Solutions	Comprises the extraction and production of iron ore, iron ore pellets, other ferrous products, and its logistic related services.
Energy Transition Metals	Includes the extraction and production of nickel and its by-products (gold, silver, cobalt, and other metals), and copper, as well as its by-products (gold and silver).

In addition, unallocated items to the operating segment includes corporate expenses, research and development of greenfield exploration projects, as well as expenses related to the Brumadinho event and de-characterization of dams and asset retirement obligations.

a) Adjusted EBITDA

		Three-month period ended June 30,		Six-month period ended June 30,
	Notes	2025	2024	2025	2024
Iron ore		2,396	3,071	4,729	5,578
Iron ore pellets		477	724	1,013	1,606
Other ferrous products and logistics services		104	92	122	162
Iron Solutions		2,977	3,887	5,864	7,346

Nickel		201	108	242	125
Copper		538	351	1,084	635
Other energy transition metals		(18)	(52)	(51)	(96)
Energy Transition Metals		721	407	1,275	664

Unallocated items (i)		(312)	(301)	(638)	(579)

Adjusted EBITDA		3,386	3,993	6,501	7,431

Depreciation, depletion and amortization		(780)	(793)	(1,484)	(1,507)
Impairment and gains (losses) on disposal of non-current assets, net and other (ii)		(300)	928	(720)	855
EBITDA from associates and joint ventures		(302)	(253)	(494)	(456)
Operating income		2,004	3,875	3,803	6,323

Equity results and other results in associates and joint ventures	14	(68)	112	(9)	236
Financial results	6	167	(1,252)	352	(1,689)
Income before income taxes		2,103	2,735	4,146	4,870

(i) Includes income (expenses) from Vale Base Metals Limited that were not allocated to the operating segment in the amount of US$(49) and US$(74) for the three and six-month period ended June 30, 2025, respectively. (2024: US$2 and US$ (45), respectively).

(ii) Includes adjustments of US$168 and US$335 for the three and six-month period ended June 30, 2025, respectively, (2024: US$ 82 and US$ 149, respectively), to reflect the performance of the streaming transactions at market prices.

b) Net operating revenue by business segment and geographic area

	Three-month period ended June 30, 2025
	Iron Solutions				Energy Transition Metals
	Iron ore	Iron ore pellets	Other ferrous products and logistics services	Total Iron Solutions	Nickel and other products	Copper	Other energy transition metals	Total Energy Transition Metals	Net operating revenue
China (i)	4,186	—	—	4,186	106	26	11	143	4,329
Japan	555	40	1	596	52	—	—	52	648
Asia, except Japan and China	533	84	2	619	97	186	3	286	905
Brazil	233	326	193	752	16	—	6	22	774
United States of America	—	67	1	68	198	—	7	205	273
Americas, except United States and Brazil	—	45	—	45	154	—	—	154	199
Germany	77	30	—	107	126	218	2	346	453
Europe, except Germany	178	13	—	191	246	349	9	604	795
Middle East, Africa, and Oceania	—	399	—	399	29	—	—	29	428
Net operating revenue	5,762	1,004	197	6,963	1,024	779	38	1,841	8,804

	Three-month period ended June 30, 2024
	Iron Solutions				Energy Transition Metals
	Iron ore	Iron ore pellets	Other ferrous products and logistics services	Total Iron Solutions	Nickel and other products	Copper	Other energy transition metals	Total Energy Transition Metals	Net operating revenue
China (i)	4,883	–	–	4,883	103	189	29	321	5,204
Japan	710	87	1	798	129	–	–	129	927
Asia, except Japan and China	509	112	2	623	63	41	–	104	727
Brazil	273	410	172	855	12	–	1	13	868
United States of America	–	51	–	51	196	–	7	203	254
Americas, except United States and Brazil	–	107	–	107	141	39	–	180	287
Germany	89	49	–	138	81	67	–	148	286
Europe, except Germany	265	11	–	276	141	366	10	517	793
Middle East, Africa, and Oceania	–	567	–	567	7	–	–	7	574
Net operating revenue	6,729	1,394	175	8,298	873	702	47	1,622	9,920

(i) Includes operating revenue of China Mainland in the amount of US$4,230 (2024: US$4,994) and Taiwan in the amount of US$99 (2024: US$210).

	Six-month period ended June 30, 2025
	Iron Solutions				Energy Transition Metals
	Iron ore	Iron ore pellets	Other ferrous products and logistics services	Total Iron Solutions	Nickel and other products	Copper	Other energy transition metals	Total Energy Transition Metals	Net operating revenue
China (i)	7,811	–	–	7,811	198	188	18	404	8,215
Japan	999	59	1	1,059	106	–	–	106	1,165
Asia, except Japan and China	1,068	122	8	1,198	195	215	7	417	1,615
Brazil	482	703	353	1,538	39	–	11	50	1,588
United States of America	–	121	1	122	421	–	27	448	570
Americas, except United States and Brazil	–	94	–	94	274	–	–	274	368
Germany	159	71	–	230	268	412	6	686	916
Europe, except Germany	397	46	–	443	447	705	11	1,163	1,606
Middle East, Africa, and Oceania	–	843	–	843	37	–	–	37	880
Net operating revenue	10,916	2,059	363	13,338	1,985	1,520	80	3,585	16,923

	Six-month period ended June 30, 2024
	Iron Solutions				Energy Transition Metals
	Iron ore	Iron ore pellets	Other ferrous products and logistics services	Total Iron Solutions	Nickel and other products	Copper	Other energy transition metals	Total Energy Transition Metals	Net operating revenue
China (i)	8,545	–	–	8,545	174	349	29	552	9,097
Japan	1,230	152	1	1,383	226	–	–	226	1,609
Asia, except Japan and China	974	151	5	1,130	154	37	–	191	1,321
Brazil	602	931	317	1,850	20	–	4	24	1,874
United States of America	–	103	–	103	374	–	20	394	497
Americas, except United States and Brazil	–	228	–	228	264	101	–	365	593
Germany	157	84	–	241	177	194	–	371	612
Europe, except Germany	506	52	–	558	299	598	21	918	1,476
Middle East, Africa, and Oceania	7	1,278	–	1,285	15	–	–	15	1,300
Net operating revenue	12,021	2,979	323	15,323	1,703	1,279	74	3,056	18,379

(i) Includes operating revenue of China Mainland in the amount of US$8,031 (2024: US$8,668) and Taiwan in the amount of US$184 (2024: US$429).

No customer individually represented 10% or more of the Company’s revenues in the periods presented above.

c) Costs of goods and services rendered by business segment

			Consolidated
	Three-month period ended June 30,		Six-month period ended June 30,
	2025	2024	2025	2024
Iron Ore	3,387	3,556	6,197	6,259
Iron Ore Pellets	577	705	1,136	1,444
Other ferrous products and logistics services	140	154	277	264
Iron Solutions	4,104	4,415	7,610	7,967

Nickel	781	731	1,688	1,504
Copper	402	391	741	720
Other Energy Transition Metals	37	49	75	84
Energy Transition Metals	1,220	1,171	2,504	2,308

Depreciation, depletion and amortization	761	763	1,422	1,441
Cost of goods sold and services rendered	6,085	6,349	11,536	11,716

d) Assets by geographic area

	June 30, 2025				December 31, 2024
	Investments in associates and joint ventures	Intangible	Property, plant and equipment	Total	Investments in associates and joint ventures	Intangible	Property, plant and equipment	Total
Brazil	2,309	8,966	32,589	43,864	2,046	8,847	28,706	39,599
Canada	—	1,753	9,886	11,639	—	1,666	9,452	11,118
Americas, except Brazil and Canada	—	—	4	4	—	—	3	3
Indonesia	1,866	—	64	1,930	1,885	—	61	1,946
China	—	1	3	4	—	1	4	5
Asia, except Indonesia and China	—	—	652	652	—	—	654	654
Europe	—	—	595	595	—	—	589	589
Oman	609	—	500	1,109	616	—	515	1,131
Total	4,784	10,720	44,293	59,797	4,547	10,514	39,984	55,045